Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.4%
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 3.46% (A), 04/14/2029 (B)	$ 157,706	$ 155,836
AMMC CLO XII Ltd.
Series 2013-12A, Class AR2,
3-Month LIBOR + 0.95%, 3.86% (A), 11/10/2030 (B)	1,100,000	1,074,415
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 3.56% (A), 07/15/2030 (B)	200,000	196,018
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 3.92% (A), 05/15/2036 (B)	300,000	294,151
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 3.74% (A), 01/15/2037 (B)	400,000	392,675
Barings CLO Ltd.
Series 2013-IA, Class AR,
3-Month LIBOR + 0.80%, 3.51% (A), 01/20/2028 (B)	72,563	71,515
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 4.28% (A), 01/25/2045	69,284	69,515
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 4.42% (A), 06/15/2031 (B)	700,000	674,698
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class A1R,
3-Month LIBOR + 1.34%, 4.05% (A), 07/20/2032 (B)	300,000	289,051
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 3.73% (A), 10/24/2030 (B)	600,000	585,898
Elevation CLO Ltd.
Series 2017-8A, Class A1R2,
3-Month LIBOR + 0.95%, 3.73% (A), 10/25/2030 (B)	300,000	290,649
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 3.74% (A), 07/25/2035	3,659	3,874
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR + 1.85%, 4.13% (A), 02/23/2039 (B)	400,000	392,109

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 4.15% (A), 06/25/2035	$ 226,343	$ 217,700
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 3.78% (A), 01/21/2028 (B)	156,659	154,826
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 4.04% (A), 02/18/2038 (B)	400,000	388,738
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 3.34% (A), 06/25/2037	144,331	143,644
KKR CLO 9 Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 3.46% (A), 07/15/2030 (B)	250,000	243,006
LCM XIII LP
Series 13A, Class AR3,
3-Month LIBOR + 0.87%, 3.61% (A), 07/19/2027 (B)	243,285	238,913
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 3.71% (A), 07/20/2030 (B)	300,000	292,414
LCM XXV Ltd.
Series 25A, Class AR,
3-Month SOFR + 1.10%, 3.58% (A), 07/20/2030 (B)	500,000	486,475
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 3.99% (A), 06/15/2039 (B)	400,000	390,848
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR + 1.55%, 3.83% (A), 01/17/2037 (B)	500,000	490,474
Madison Park Funding XXX Ltd.
Series 2018-30A, Class A,
3-Month LIBOR + 0.75%, 3.26% (A), 04/15/2029 (B)	481,296	470,778
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 3.55% (A), 10/15/2030 (B)	300,000	289,994
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 3.91% (A), 10/25/2034	180,419	174,705
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month LIBOR + 0.93%, 4.01% (A), 07/25/2035	124,877	119,807

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MidOcean Credit CLO II
Series 2013-2A, Class ARR,
3-Month LIBOR + 1.03%, 3.84% (A), 01/29/2030 (B)	$ 221,276	$ 216,378
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 3.78% (A), 12/26/2031 (B)	7,150	7,097
OZLM XVI Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 3.95% (A), 05/16/2030 (B)	300,000	292,049
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, 3.51% (A), 07/20/2029 (B)	476,661	467,207
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 4.03% (A), 11/25/2065 (B)	162,259	161,040
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 4.06% (A), 06/25/2035	90,040	89,697
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 3.81% (A), 10/23/2030 (B)	400,000	390,261
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 4.27% (A), 02/17/2032 (B)	246,001	245,459
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 3.92% (A), 07/20/2032 (B)	100,000	95,186
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 3.76% (A), 07/25/2030 (B)	400,000	386,708
Sound Point CLO XVII Ltd.
Series 2017-3A, Class A1R,
3-Month LIBOR + 0.98%, 3.69% (A), 10/20/2030 (B)	600,000	580,087
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR + 1.35%, 3.64% (A), 11/15/2038 (B)	400,000	389,214
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 3.75% (A), 04/25/2031 (B)	200,000	195,495

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 4.08% (A), 05/25/2058 (B)	$ 111,093	$ 108,962
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR + 1.65%, 3.94% (A), 02/15/2039 (B)	500,000	489,941
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month LIBOR + 1.16%, 3.94% (A), 07/30/2032 (B)	400,000	382,521
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 4.07% (A), 08/28/2029 (B)	724,483	709,522
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 4.48% (A), 06/20/2029 (B)	338,145	331,308
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 3.75% (A), 09/15/2030 (B)	250,000	242,984
VMC Finance LLC
Series 2022-FL5, Class A,
1-Month SOFR + 1.90%, 4.18% (A), 02/18/2039 (B)	400,000	396,476

Total Asset-Backed Securities (Cost $15,119,292)		14,770,318

CORPORATE DEBT SECURITIES - 23.3%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	175,828
3.95%, 06/15/2023 (C)	100,000	95,875

		271,703

Airlines - 0.7%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	298,715	257,999
3.25%, 04/15/2030	74,683	58,045
3.50%, 08/15/2033	86,443	62,564
4.00%, 01/15/2027	43,648	37,321
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	151,140	126,371
3.80%, 03/20/2033 (B)	147,722	132,723
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	63,566	54,992
United Airlines Pass-Through Trust
2.88%, 04/07/2030	381,061	326,666
3.10%, 04/07/2030	381,061	294,080

		1,350,761

Automobiles - 0.2%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	400,000	343,555

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 6.2%
AIB Group PLC
4.75%, 10/12/2023 (B)	$ 400,000	$ 394,619
Banco de Credito del Peru SA
4.65%, 09/17/2024 (B)	PEN 1,300,000	302,181
Banco Santander SA
3.49%, 05/28/2030	$ 200,000	160,370
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (D)	300,000	294,000
Bank of America Corp.
Fixed until 07/22/2027, 4.95% (A), 07/22/2028	500,000	480,637
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	392,784
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	600,000	576,519
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (A), 01/20/2028 (B) (C)	200,000	170,869
Fixed until 02/25/2031 (E), 4.63% (A) (B) (C)	200,000	128,039
Citigroup, Inc.
Fixed until 02/18/2026 (E), 3.88% (A)	900,000	742,167
4.40%, 06/10/2025	300,000	291,821
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	300,000	250,854
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 400,000	358,741
Fixed until 12/17/2030 (E), 4.60% (A)	$ 300,000	208,047
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	400,000	355,519
JPMorgan Chase & Co.
Fixed until 11/19/2030, 1.76% (A), 11/19/2031	1,000,000	730,602
Fixed until 01/25/2032, 2.96% (A), 01/25/2033	500,000	392,857
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	181,907
4.55%, 08/16/2028 (C)	1,000,000	911,341
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	500,000	380,932
Fixed until 01/19/2027, 2.34% (A), 01/19/2028	300,000	259,206
Mizuho Financial Group, Inc.
Fixed until 09/13/2027, 5.41% (A), 09/13/2028 (C)	500,000	489,292
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	364,310
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	400,000	379,806
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	374,651
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	148,803
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	169,301
4.68%, 06/15/2027 (B)	200,000	190,533
Stichting AK Rabobank Certificaten
6.50% (F), 12/29/2049 (D) (E)	EUR 420,200	377,842
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 600,000	459,360

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Synchrony Bank
5.40%, 08/22/2025	$ 300,000	$ 292,555
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	299,937
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	300,000	272,885
Fixed until 07/25/2027, 4.81% (A), 07/25/2028	500,000	477,081

		12,260,368

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	150,000	140,185
5.15%, 05/15/2038 (B)	100,000	85,664

		225,849

Biotechnology - 0.2%
Amgen, Inc.
4.20%, 02/22/2052	300,000	235,205
4.40%, 05/01/2045	300,000	244,156

		479,361

Building Products - 0.3%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	600,000	493,026

Capital Markets - 1.9%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	400,000	380,000
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (E)	200,000	178,000
Credit Suisse Group AG
3.75%, 03/26/2025	900,000	838,509
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A) (G)	200,000	169,845
Fixed until 10/07/2031, 3.74% (A), 01/07/2033	200,000	129,589
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 4.54% (A), 10/28/2027	700,000	695,777
JAB Holdings BV
2.20%, 11/23/2030 (B)	550,000	407,413
Macquarie Group Ltd.
Fixed until 08/09/2025, 5.11% (A), 08/09/2026 (B)	300,000	293,908
Moody’s Corp.
4.25%, 08/08/2032	100,000	90,582
UBS Group AG
4.13%, 09/24/2025 (B)	200,000	191,005
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	379,343

		3,753,971

Chemicals - 0.2%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (B)	200,000	156,790
Sasol Financing USA LLC
5.88%, 03/27/2024	200,000	193,920

		350,710

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	$ 200,000	$ 174,857

Communications Equipment - 0.2%
Motorola Solutions, Inc.
2.30%, 11/15/2030	400,000	299,635

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	239,671

Consumer Finance - 0.1%
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	200,000	169,205

Containers & Packaging - 0.4%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	300,000	240,884
Berry Global, Inc.
4.88%, 07/15/2026 (B)	500,000	470,000

		710,884

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 04/03/2026	200,000	186,644
Aircastle Ltd.
2.85%, 01/26/2028 (B)	100,000	77,671
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	300,000	290,507
Brookfield Finance, Inc.
3.90%, 01/25/2028 (C)	500,000	450,525
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	182,773
2.63%, 03/20/2025 (B)	400,000	365,935
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.13%, 11/30/2024 (B)	14,559	14,447
Helios Leasing I LLC
1.56%, 09/28/2024	36,137	34,360
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	400,000	375,405
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	200,000	170,992

		2,149,259

Diversified Telecommunication Services - 0.2%
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	200,000	159,009
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	157,828

		316,837

Electric Utilities - 2.7%
Alabama Power Co.
3.45%, 10/01/2049	300,000	212,491
4.15%, 08/15/2044	100,000	80,986
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	57,138
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	100,000	71,703
Duke Energy Progress LLC
4.00%, 04/01/2052	200,000	156,687
Enel Finance International NV
4.63%, 06/15/2027 (B)	400,000	371,819

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Mississippi LLC
2.85%, 06/01/2028	$ 1,100,000	$ 959,433
Georgia Power Co.
4.70%, 05/15/2032	400,000	374,440
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	400,000	302,575
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	152,962
NRG Energy, Inc.
2.45%, 12/02/2027 (B)	200,000	163,813
Pacific Gas & Electric Co.
3.50%, 06/15/2025 (H)	120,000	108,230
3.75%, 08/15/2042	100,000	63,335
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	600,000	533,660
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	400,000	361,999
Southern California Edison Co.
3.90%, 03/15/2043	100,000	74,039
4.00%, 04/01/2047	600,000	437,203
4.05%, 03/15/2042	100,000	74,533
4.65%, 10/01/2043	100,000	82,177
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	588,188
Xcel Energy, Inc.
4.60%, 06/01/2032	200,000	185,568

		5,412,979

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.
4.88%, 06/15/2029	170,000	153,594

Equity Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	200,000	185,685
American Tower Corp.
4.00%, 06/01/2025	300,000	288,906
4.05%, 03/15/2032	300,000	258,244
Essex Portfolio LP
4.00%, 03/01/2029	500,000	452,984
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	400,000	365,950
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	414,727
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	200,000	141,039
STORE Capital Corp.
2.75%, 11/18/2030	300,000	264,354
UDR, Inc.
3.00%, 08/15/2031	300,000	238,811
VICI Properties LP
4.75%, 02/15/2028	300,000	276,060
VICI Properties LP / VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	500,000	419,452

		3,306,212

Gas Utilities - 0.3%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	300,000	282,490
Southern California Gas Co.
4.13%, 06/01/2048	500,000	389,710

		672,200

Health Care Providers & Services - 1.0%
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	374,212

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Banner Health
1.90%, 01/01/2031	$ 300,000	$ 230,032
CHRISTUS Health
4.34%, 07/01/2028	300,000	280,499
DaVita, Inc.
4.63%, 06/01/2030 (B)	100,000	76,999
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B) (C)	200,000	145,277
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	174,997
HCA, Inc.
4.13%, 06/15/2029	100,000	87,669
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	300,000	263,992
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	311,779

		1,945,456

Hotels, Restaurants & Leisure - 0.3%
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026	100,000	95,651
Las Vegas Sands Corp.
2.90%, 06/25/2025	200,000	179,396
Marriott International, Inc.
2.85%, 04/15/2031	200,000	156,963
Sands China Ltd.
5.90%, 08/08/2028	200,000	168,102

		600,112

Industrial Conglomerates - 0.1%
General Electric Co.
3-Month LIBOR + 3.33%, 6.62% (A), 12/15/2022 (E)	200,000	187,111

Insurance - 0.3%
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	80,717
GA Global Funding Trust
2.90%, 01/06/2032 (B)	200,000	151,938
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	300,000	258,629

		491,284

Interactive Media & Services - 0.1%
Tencent Holdings Ltd.
3.98%, 04/11/2029 (B)	200,000	179,096

Internet & Direct Marketing Retail - 0.1%
Prosus NV
3.26%, 01/19/2027 (B)	300,000	251,248

Life Sciences Tools & Services - 0.0% (I)
Illumina, Inc.
2.55%, 03/23/2031	100,000	76,603

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	700,000	567,875
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	116,777
4.20%, 03/15/2028	500,000	449,124
4.40%, 04/01/2033	200,000	165,045
4.80%, 03/01/2050	300,000	216,445

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Corp.
2.94%, 11/01/2056	$ 672,000	$ 401,168
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	200,000	118,953
Discovery Communications LLC
4.00%, 09/15/2055	365,000	215,200

		2,250,587

Metals & Mining - 0.0% (I)
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (B)	100,000	76,766

Multi-Utilities - 0.3%
Black Hills Corp.
2.50%, 06/15/2030	400,000	314,736
NiSource, Inc.
5.00%, 06/15/2052	100,000	87,290
San Diego Gas & Electric Co.
1.70%, 10/01/2030	300,000	231,001

		633,027

Oil, Gas & Consumable Fuels - 1.3%
Aker BP ASA
3.75%, 01/15/2030 (B)	200,000	169,946
Boardwalk Pipelines LP
3.40%, 02/15/2031	400,000	321,637
Energy Transfer LP
4.75%, 01/15/2026	40,000	38,564
5.80%, 06/15/2038	500,000	438,033
7.50%, 07/01/2038	100,000	100,617
Enterprise Products Operating LLC
3.20%, 02/15/2052	370,000	236,188
Kinder Morgan, Inc.
7.75%, 01/15/2032 (C)	400,000	432,595
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	300,000	289,880
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	400,000	328,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	164,941
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	102,830
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	20,000	19,040

		2,642,271

Pharmaceuticals - 0.5%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	827,607
Jazz Securities DAC
4.38%, 01/15/2029 (B)	200,000	172,750

		1,000,357

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	159,000	124,939
2.88%, 02/15/2025 (B)	100,000	90,472
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	56,000	54,670

		270,081

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	300,000	205,054

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc.
5.00%, 01/15/2033	$ 100,000	$ 89,705
Skyworks Solutions, Inc.
0.90%, 06/01/2023	300,000	291,053

		585,812

Software - 0.2%
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	170,000	144,854
Oracle Corp.
2.95%, 05/15/2025	290,000	272,976

		417,830

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	324,000	341,793
Seagate HDD Cayman
4.13%, 01/15/2031	400,000	300,112

		641,905

Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.
4.25%, 03/15/2029 (B)	300,000	238,500

Tobacco - 0.1%
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	200,000	181,291

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	306,000	287,460

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
2.25%, 11/15/2031	200,000	150,653

Total Corporate Debt Securities (Cost $54,849,157)		46,242,087

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Canada - 0.4%
Province of Quebec
2.50%, 04/20/2026 (C)	900,000	839,171

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	400,000	300,741

Indonesia - 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	400,000	384,054

Japan - 0.7%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	1,400,000	1,366,611

Peru - 0.2%
Peru Government International Bonds
5.94%, 02/12/2029 (D)	PEN 300,000	65,878
5.94%, 02/12/2029 (B)	500,000	109,798
8.20%, 08/12/2026 (B)	600,000	155,840

		331,516

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/2029	$ 300,000	$ 247,500

Romania - 0.2%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 300,000	227,950
2.63%, 12/02/2040 (B)	100,000	49,990
3.75%, 02/07/2034 (B)	100,000	67,624

		345,564

Total Foreign Government Obligations (Cost $4,420,401)		3,815,157

LOAN ASSIGNMENTS - 0.3%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (J) (K) (L)	$ 477,640	403,435

Hotels, Restaurants & Leisure - 0.0% (I)
IRB Holding Corp.
Term Loan B,
1-Month SOFR + 3.00%, 5.70% (A), 12/15/2027	98,250	91,618

IT Services - 0.1%
Virtusa Corp.
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 6.87% (A), 02/11/2028	197,000	187,889

Total Loan Assignments (Cost $763,769)		682,942

MORTGAGE-BACKED SECURITIES - 4.3%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	92,434	85,273
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 3.87% (A), 04/15/2036 (B)	500,000	491,468
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
3.04% (A), 05/25/2034	3,989	3,807
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.53% (A), 09/25/2035	135,602	87,078
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month SOFR + 1.34%, 4.19% (A), 02/15/2039 (B)	400,000	384,843
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.56%, 3.64% (A), 05/25/2037	184,281	180,951
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	73,488	68,121
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	400,000	365,605

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	$ 200,000	$ 173,450
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	943,690
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 3.97% (A), 10/15/2043 (B)	200,000	192,731
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.24% (A), 07/19/2035	40,934	30,591
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	564,382
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B)	400,665	385,721
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 3.76% (A), 04/25/2028	89,464	84,968
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	182,836	174,692
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	853,192
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.08% (A), 12/15/2048	858,326	812
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 3.60% (A), 05/25/2035	12,140	11,667
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	605,284
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	372,339	348,743
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	161,968	147,142
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 3.91% (A), 11/15/2038 (B)	500,000	468,656
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 2.73% (A), 10/20/2051	GBP 546,598	607,808
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 142,682	134,378

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 2.15% (A), 08/25/2046	$ 349,024	$ 309,394
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	900,000	772,750

Total Mortgage-Backed Securities (Cost $9,371,345)		8,477,197

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	231,299
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	233,201
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	360,455

		824,955

Illinois - 0.2%
Sales Tax Securitization Corp., Revenue Bonds,
Series B,
3.24%, 01/01/2042	400,000	303,036

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	300,000	246,588

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	300,000	274,716

Total Municipal Government Obligations (Cost $1,975,256)		1,649,295

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.5%
Federal Home Loan Bank
SOFR + 0.02%, 3.00% (A), 01/06/2023 - 01/10/2023	2,600,000	2,600,097
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	286,458	278,371
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.34% (A), 04/25/2028	1,000,000	934,499
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.72% (A), 01/15/2038	295,379	295,759
1-Month LIBOR + 0.40%, 3.22% (A), 02/15/2041 - 09/15/2045	149,234	147,715
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
0.11% (A), 01/15/2038	295,379	10,179
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 3.07% (A), 09/15/2043	372,954	37,516

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
3.50%, 06/01/2045	$ 55,028	$ 50,564
4.00%, 09/01/2048	51,536	48,597
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 3.63% (A), 02/25/2041	48,187	48,161
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	166,533	9,812
Government National Mortgage Association REMIC
1-Month LIBOR + 0.80%, 3.16% (A), 05/20/2066 - 06/20/2066	1,275,760	1,267,290
Tagua Leasing LLC
1.58%, 11/16/2024	40,665	39,374
Uniform Mortgage-Backed Security
2.50%, TBA (M)	200,000	167,762
3.00%, TBA (M)	2,400,000	2,089,206
3.50%, TBA (M)	1,400,000	1,259,074
4.00%, TBA (M)	7,900,000	7,325,090
4.50%, TBA (M)	1,900,000	1,807,693
5.00%, TBA (M)	4,500,000	4,388,950

Total U.S. Government Agency Obligations (Cost $23,404,945)		22,805,709

U.S. GOVERNMENT OBLIGATIONS - 16.5%
U.S. Treasury - 16.5%
U.S. Treasury Bonds
1.13%, 05/15/2040	270,000	168,750
1.13%, 08/15/2040 (N)	700,000	433,562
1.75%, 08/15/2041	12,400,000	8,482,375
1.88%, 02/15/2041 (N)	4,800,000	3,399,187
1.88%, 11/15/2051	160,000	105,812
2.00%, 11/15/2041	6,800,000	4,867,844
2.25%, 05/15/2041 - 02/15/2052	1,200,000	892,414
2.88%, 05/15/2052	700,000	587,125
3.00%, 02/15/2048 - 08/15/2048 (N)	2,000,000	1,685,832
3.13%, 11/15/2041 - 05/15/2048 (N)	5,060,000	4,392,811
3.25%, 05/15/2042	1,400,000	1,242,719
4.38%, 05/15/2041 (N)	2,300,000	2,409,609
U.S. Treasury Bonds, Principal Only STRIPS
08/15/2044 - 05/15/2050 (C)	3,800,000	1,361,637
U.S. Treasury Notes
2.63%, 05/31/2027	2,800,000	2,629,922

Total U.S. Government Obligations (Cost $44,423,800)		32,659,599

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bills
2.57% (O), 10/27/2022	3,700,000	3,693,661
2.94% (O), 12/01/2022 (P) (Q)	700,000	696,681

Total Short-Term U.S. Government Obligations (Cost $4,389,850)		4,390,342

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (O)	2,202,739	$ 2,202,739

Total Other Investment Company (Cost $2,202,739)		2,202,739

	Principal	Value
REPURCHASE AGREEMENTS - 38.4%
BNP Paribas, 2.85% (O), dated 09/30/2022, to be repurchased at $61,914,701 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.38%, due 04/15/2024, and with a value of $63,210,629.	$ 61,900,000	61,900,000
Deutsche Bank Securities, Inc., 2.92% (O), dated 09/30/2022, to be repurchased at $13,003,163 on 10/03/2022. Collateralized by a U.S. Government Obligation, 3.88%, due 09/30/2029, and with a value of $13,197,464.	13,000,000	13,000,000
Fixed Income Clearing Corp., 1.10% (O), dated 09/30/2022, to be repurchased at $1,349,698 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $1,376,683.	1,349,574	1,349,574

Total Repurchase Agreements (Cost $76,249,574)		76,249,574

Total Investments Excluding Options Purchased (Cost $237,170,128)		213,944,959
Total Options Purchased - 0.5% (Cost $1,144,152)		1,004,500

Total Investments (Cost $238,314,280)		214,949,459
Net Other Assets (Liabilities) - (8.2)%		(16,344,316)

Net Assets - 100.0%		$ 198,605,143

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,125.00	06/16/2023	USD	7,000	70	$1,144,152	$1,004,500

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 38	GSI	Pay	1.40%	11/16/2022	USD	2,000,000	$(2,060)	$(1,959)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(2,060)	$(1,959)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Morgan Stanley, 3.75%, 02/25/2023	1.00%	Quarterly	12/20/2022	0.55%	USD	200,000	$260	$301	$(41)

Credit Default Swap Agreements on Credit Indices - Buy Protection (V)

Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North American Investment Grade Index - Series 39	1.00%	Quarterly	12/20/2027	USD	6,300,000	$20,427	$30,035	$(9,608)

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 38	1.00%	Quarterly	12/20/2027	USD	300,000	$(29,787)	$(25,065)	$(4,722)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$(15,004)	$1	$(15,005)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	(59,490)	576	(60,066)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	1,900,000	348,236	—	348,236
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/Quarterly	07/16/2031	USD	1,500,000	275,259	—	275,259

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	1.47%	Semi-Annually/Quarterly	07/15/2031	USD	1,700,000	$309,267	$—	$309,267
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,200,000	208,870	—	208,870
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	1,500,000	374,681	(47,237)	421,918
6-Month EUR-EURIBOR	Receive	1.75	Semi-Annually/Annually	03/15/2033	EUR	2,500,000	(291,720)	(260,444)	(31,276)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	1,400,000	339,859	(57,489)	397,348

Total							$1,489,958	$(364,593)	$1,854,551

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	GSI	0.50%	Monthly	09/17/2058	USD	2,463	$(6)	$(133)	$127

									Value
OTC Swap Agreements, at value (Liabilities)									$(6)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	14	12/30/2022	$2,919,187	$2,875,469	$—	$(43,718)
5-Year U.S. Treasury Notes	91	12/30/2022	10,159,252	9,783,211	—	(376,041)
10-Year U.S. Treasury Notes	94	12/20/2022	11,056,753	10,533,875	—	(522,878)
30-Year U.S. Treasury Bonds	108	12/20/2022	14,674,653	13,651,875	—	(1,022,778)
E-Mini Russell 2000® Index	119	12/16/2022	11,198,787	9,935,310	—	(1,263,477)
MSCI EAFE Index	120	12/16/2022	11,242,266	9,963,600	—	(1,278,666)
S&P 500® E-Mini Index	11	12/16/2022	2,271,439	1,980,825	—	(290,614)

Total					$—	$(4,798,172)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(33)	12/20/2022	$(4,158,500)	$(3,909,984)	$248,516	$—
Euro OAT	(22)	12/08/2022	(2,979,508)	(2,848,653)	130,855	—
U.S. Treasury Ultra Bonds	(14)	12/20/2022	(2,094,730)	(1,918,000)	176,730	—

Total					$556,101	$—

Total Futures Contracts					$556,101	$(4,798,172)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/04/2022	USD	1,035,095	EUR	1,033,000	$22,428	$—
BNP	10/04/2022	USD	732,210	GBP	633,000	25,373	—
BNP	10/05/2022	USD	321,987	PEN	1,314,384	—	(7,720)
CITI	10/03/2022	USD	300,952	PEN	1,167,695	7,959	—
CITI	10/03/2022	PEN	1,167,695	USD	301,224	—	(8,230)
CITI	10/04/2022	USD	3,840	BRL	20,200	99	—

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	10/04/2022	BRL	40,400	USD	7,852	$—	$(370)
CITI	10/05/2022	PEN	1,314,384	USD	336,418	—	(6,711)
CITI	12/09/2022	MXN	61,000	USD	2,992	—	(2)
CITI	12/15/2022	PEN	1,167,695	USD	298,750	—	(8,214)
CITI	01/04/2023	USD	3,849	BRL	20,200	184	—
CITI	01/25/2023	USD	332,857	PEN	1,314,384	6,779	—
CITI	02/01/2023	USD	968,624	PEN	3,862,871	10,786	—
GSB	12/06/2022	PEN	685,761	USD	172,241	—	(1,498)

Total						$73,608	$(32,745)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$14,770,318	$—	$14,770,318
Corporate Debt Securities	—	46,242,087	—	46,242,087
Foreign Government Obligations	—	3,815,157	—	3,815,157
Loan Assignments	—	279,507	403,435	682,942
Mortgage-Backed Securities	—	8,477,197	—	8,477,197
Municipal Government Obligations	—	1,649,295	—	1,649,295
U.S. Government Agency Obligations	—	22,805,709	—	22,805,709
U.S. Government Obligations	—	32,659,599	—	32,659,599
Short-Term U.S. Government Obligations	—	4,390,342	—	4,390,342
Other Investment Company	2,202,739	—	—	2,202,739
Repurchase Agreements	—	76,249,574	—	76,249,574
Over-the-Counter Options Purchased	1,004,500	—	—	1,004,500

Total Investments	$3,207,239	$211,338,785	$403,435	$214,949,459

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$20,687	$—	$20,687
Centrally Cleared Interest Rate Swap Agreements	—	1,856,172	—	1,856,172
Futures Contracts (Y)	556,101	—	—	556,101
Forward Foreign Currency Contracts (Y)	—	73,608	—	73,608

Total Other Financial Instruments	$556,101	$1,950,467	$—	$2,506,568

LIABILITIES
Other Financial Instruments
Over-the-Counter Credit Default Swaptions Written	$—	$(1,959)	$—	$(1,959)
Centrally Cleared Credit Default Swap Agreements	—	(29,787)	—	(29,787)
Centrally Cleared Interest Rate Swap Agreements	—	(366,214)	—	(366,214)
Over-the-Counter Credit Default Swap Agreements	—	(6)	—	(6)
Futures Contracts (Y)	(4,798,172)	—	—	(4,798,172)
Forward Foreign Currency Contracts (Y)	—	(32,745)	—	(32,745)

Total Other Financial Instruments	$(4,798,172)	$(430,711)	$—	$(5,228,883)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $38,212,623, representing 19.2% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,963,358, collateralized by cash collateral of $2,202,739 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,866,050. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

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Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2022, the total value of Regulation S securities is $737,720, representing 0.4% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2022; the maturity dates disclosed are the ultimate maturity dates.
(G)	Restricted security. At September 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 2.13%, 11/24/2026	11/17/2020	$200,000	$169,845	0.1%

(H)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2022, the value of this security is $108,230, representing 0.1% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Fixed rate loan commitment at September 30, 2022.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2022, the value of the security is $403,435, representing 0.2% of the Portfolio’s net assets.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2022 was $4,125 at a weighted average interest rate of 2.35%.
(O)	Rates disclosed reflect the yields at September 30, 2022.
(P)	All or a portion of the security has been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The value of the security is $10,948.
(Q)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $260,758.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(W)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Portfolio.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
MSC	Morgan Stanley & Co.

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical - Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 15